Marketable securities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of marketable securities deposits derivative instruments and cash equivalents [abstract]
Time deposits and short-term investments with original maturity more than 90 days	$ 98	$ 1,892
Derivative financial instruments	57	106
Total marketable securities, time deposits and derivative financial instruments	$ 155	$ 1,998